Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	August 2026
Payment Date	9/15/2026
Transaction Month	30
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,696,683,364.30	46,551		55.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$305,000,000.00	5.524%		April 15, 2025
Class A-2a Notes	$150,000,000.00	5.32%		January 15, 2027
Class A-2b Notes	$410,000,000.00	3.99650%	*	January 15, 2027
Class A-3 Notes	$560,000,000.00	5.09%		December 15, 2028
Class A-4 Notes	$75,000,000.00	5.01%		September 15, 2029
Class B Notes	$47,350,000.00	5.26%		November 15, 2029
Class C Notes	$31,560,000.00	0.00%		September 15, 2031
Total	$1,578,910,000.00
		* 30-day average SOFR + 0.36%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,219,904.75

Principal:
Principal Collections	$17,316,632.07
Prepayments in Full	$9,534,822.54
Liquidation Proceeds	$443,569.04
Recoveries	$77,785.16
Sub Total	$27,372,808.81
Collections	$29,592,713.56

Purchase Amounts:
Purchase Amounts Related to Principal	$0.00
Purchase Amounts Related to Interest	$0.00
Sub Total	$0.00

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$29,592,713.56

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	August 2026
Payment Date	9/15/2026
Transaction Month	30
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$29,592,713.56
Servicing Fee	$421,004.30	$421,004.30	$0.00	$0.00	$29,171,709.26
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$29,171,709.26
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$29,171,709.26
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$29,171,709.26
Interest - Class A-3 Notes	$1,215,028.63	$1,215,028.63	$0.00	$0.00	$27,956,680.63
Interest - Class A-4 Notes	$313,125.00	$313,125.00	$0.00	$0.00	$27,643,555.63
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,643,555.63
Interest - Class B Notes	$207,550.83	$207,550.83	$0.00	$0.00	$27,436,004.80
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,436,004.80
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$27,436,004.80
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$27,436,004.80
Regular Principal Payment	$25,640,609.68	$25,640,609.68	$0.00	$0.00	$1,795,395.12
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,795,395.12
Residual Released to Depositor	$0.00	$1,795,395.12	$0.00	$0.00	$0.00
Total		$29,592,713.56

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$25,640,609.68
Total					$25,640,609.68

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$25,640,609.68	$45.79	$1,215,028.63	$2.17	$26,855,638.31	$47.96
Class A-4 Notes	$0.00	$0.00	$313,125.00	$4.18	$313,125.00	$4.18
Class B Notes	$0.00	$0.00	$207,550.83	$4.38	$207,550.83	$4.38
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$25,640,609.68	$16.24	$1,735,704.46	$1.10	$27,376,314.14	$17.34

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	August 2026
Payment Date	9/15/2026
Transaction Month	30

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$286,450,758.48	0.5115192	$260,810,148.80	0.4657324
Class A-4 Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Total	$440,360,758.48	0.2789017	$414,720,148.80	0.2626623

Pool Information
Weighted Average APR	5.316%	5.331%
Weighted Average Remaining Term	34.48	33.77
Number of Receivables Outstanding	22,944	22,161
Pool Balance	$505,205,155.09	$477,396,344.41
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$475,569,830.99	$449,512,089.15
Pool Factor	0.2977604	0.2813703

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,285.02
Yield Supplement Overcollateralization Amount	$27,884,255.26
Targeted Overcollateralization Amount	$62,676,195.61
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$62,676,195.61

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,285.02
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,285.02
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,285.02

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	August 2026
Payment Date	9/15/2026
Transaction Month	30
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		69	$513,787.03
(Recoveries)		67	$77,785.16
Net Loss for Current Collection Period			$436,001.87
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.0356%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4930%
Second Prior Collection Period			0.8875%
Prior Collection Period			0.4925%
Current Collection Period			1.0649%
Four Month Average (Current and Prior Three Collection Periods)			0.7345%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,240	$11,502,390.61
(Cumulative Recoveries)			$1,525,650.96
Cumulative Net Loss for All Collection Periods			$9,976,739.65
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5880%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,135.00
Average Net Loss for Receivables that have experienced a Realized Loss			$4,453.90

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.28%	212	$6,098,638.83
61-90 Days Delinquent	0.27%	41	$1,292,910.04
91-120 Days Delinquent	0.08%	10	$381,963.31
Over 120 Days Delinquent	0.09%	14	$449,596.72
Total Delinquent Receivables	1.72%	277	$8,223,108.90

Repossession Inventory:
Repossessed in the Current Collection Period		17	$610,589.50
Total Repossessed Inventory		31	$1,190,026.69

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3101%
Prior Collection Period			0.2702%
Current Collection Period			0.2933%
Three Month Average			0.2912%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4450%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	August 2026
Payment Date	9/15/2026
Transaction Month	30

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	70	$2,363,274.86
2 Months Extended	110	$3,501,798.24
3+ Months Extended	23	$863,068.68

Total Receivables Extended	203	$6,728,141.78
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer